UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03084

Exact name of registrant as specified in charter:	Prudential Jennison Small Company Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	9/30/2014

Date of reporting period:	6/30/2014

Item 1. Schedule of Investments

Prudential Jennison Small Company Fund, Inc.

Schedule of Investments

as of June 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 98.6%
COMMON STOCKS
Aerospace & Defense — 0.9%
Curtiss-Wright Corp.	463,873	$ 30,411,514

Airlines — 1.7%
Spirit Airlines, Inc.*	891,782	56,396,294

Auto Components — 0.6%
Dorman Products, Inc.*(a)	388,103	19,141,240

Banks — 9.9%
Bank of the Ozarks, Inc.	1,008,562	33,736,399
BankUnited, Inc.	1,276,202	42,727,243
BOK Financial Corp.	235,890	15,710,274
Columbia Banking System, Inc.	588,293	15,477,989
East West Bancorp, Inc.	1,774,532	62,090,875
First Republic Bank	1,285,697	70,700,478
Investors Bancorp, Inc.	556,603	6,150,463
Pinnacle Financial Partners, Inc.	170,021	6,712,429
Prosperity Bancshares, Inc.	611,747	38,295,362
Signature Bank*	259,061	32,688,317

		324,289,829

Biotechnology — 1.9%
ACADIA Pharmaceuticals, Inc.*(a)	693,541	15,667,091
Flexion Therapeutics, Inc.*	105,557	1,422,909
KYTHERA Biopharmaceuticals, Inc.*(a)	786,662	30,184,221
Receptos, Inc.*	332,672	14,171,827

		61,446,048

Capital Markets — 3.2%
Artisan Partners Asset Management, Inc. (Class A Stock)	544,298	30,850,811
Evercore Partners, Inc. (Class A Stock)	392,228	22,608,022
Waddell & Reed Financial, Inc. (Class A Stock)	799,646	50,049,843

		103,508,676

Chemicals — 0.7%
Albemarle Corp.	317,908	22,730,422

Commercial Services & Supplies — 2.5%
Mobile Mini, Inc.	1,110,905	53,201,240
West Corp.	1,082,235	29,003,898

		82,205,138

Construction & Engineering — 0.8%
Great Lakes Dredge & Dock Corp.*	3,166,738	25,302,237

Diversified Consumer Services — 0.5%
Houghton Mifflin Harcourt Co.*	812,899	15,575,145

Diversified Telecommunication Services — 1.6%
Cogent Communications Holdings, Inc.	534,943	18,482,281
Frontier Communications Corp.	4,233,724	24,724,948
Lumos Networks Corp.	719,597	10,412,568

		53,619,797

Electric Utilities — 0.9%
ITC Holdings Corp.	781,550	28,510,944

Electrical Equipment — 0.4%
Polypore International, Inc.*(a)	265,010	12,648,927

Electronic Equipment, Instruments & Components — 1.5%
Anixter International, Inc.	337,889	33,812,552
FEI Co.	157,657	14,304,220

		48,116,772

Energy Equipment & Services — 1.7%
Dril-Quip, Inc.*	375,099	40,975,815
Superior Energy Services, Inc.	402,504	14,546,494

		55,522,309

Food & Staples Retailing — 1.3%
Fresh Market, Inc. (The)*(a)	391,267	13,095,706
Susser Holdings Corp.*	239,430	19,326,790
United Natural Foods, Inc.*	178,905	11,646,715

		44,069,211

Food Products — 2.8%
Adecoagro SA (Argentina)*	2,461,083	23,232,624
Darling Ingredients, Inc.*	1,350,618	28,227,916
Hain Celestial Group, Inc. (The)*(a)	456,676	40,525,428

		91,985,968

Health Care Equipment & Supplies — 0.2%
Tandem Diabetes Care, Inc.*(a)	335,799	5,460,092
TearLab Corp.*(a)	177,054	862,253

		6,322,345

Health Care Providers & Services — 8.2%
Air Methods Corp.*(a)	850,053	43,905,238
Amsurg Corp.*	509,440	23,215,181
Centene Corp.*	792,722	59,937,711
Envision Healthcare Holdings, Inc.*	595,097	21,369,933
Healthways, Inc.*	987,987	17,329,292
Molina Healthcare, Inc.*(a)	619,845	27,663,682
MWI Veterinary Supply, Inc.*	215,079	30,539,067
Premier, Inc. (Class A Stock)*	531,432	15,411,528
Team Health Holdings, Inc.*	321,610	16,061,203
Universal Health Services, Inc. (Class B Stock)	156,109	14,948,998

		270,381,833

Health Care Technology
Imprivata, Inc.*	88,226	1,445,142

Hotels, Restaurants & Leisure — 3.4%
Cheesecake Factory, Inc. (The)	481,561	22,354,062
Del Frisco’s Restaurant Group, Inc.*	846,565	23,331,331
Extended Stay America, Inc.	223,847	5,184,297
Pinnacle Entertainment, Inc.*	894,212	22,516,258
Vail Resorts, Inc.	515,308	39,771,471

		113,157,419

Insurance — 6.7%
Protective Life Corp.	822,806	57,045,140
Symetra Financial Corp.	2,292,411	52,129,426
W.R. Berkley Corp.	1,094,658	50,693,612
White Mountains Insurance Group Ltd.	96,465	58,693,165

		218,561,343

Internet & Catalog Retail — 0.2%
Vitacost.com, Inc.*	963,655	6,032,480

Internet Software & Services — 1.4%
Bankrate, Inc.*	1,292,392	22,668,556
Cornerstone OnDemand, Inc.*(a)	498,531	22,942,396

GrubHub, Inc.*(a)	18,492	654,802

		46,265,754

IT Services — 4.0%
Global Payments, Inc.	779,980	56,821,543
InterXion Holding NV (Netherlands)*	490,115	13,419,349
Vantiv, Inc. (Class A Stock)*	1,826,429	61,404,543

		131,645,435

Life Sciences Tools & Services — 1.1%
Fluidigm Corp.*	952,307	27,997,826
ICON PLC (Ireland)*	204,291	9,624,149

		37,621,975

Machinery — 5.3%
CIRCOR International, Inc.	325,047	25,070,875
Crane Co.	508,516	37,813,250
IDEX Corp.	249,363	20,133,569
NN, Inc.	313,034	8,007,410
Rexnord Corp.*	1,233,656	34,727,416
Terex Corp.(a)	469,929	19,314,082
WABCO Holdings, Inc.*	258,591	27,622,690

		172,689,292

Media — 1.1%
Cinemark Holdings, Inc.	1,011,561	35,768,797

Metals & Mining — 2.3%
Constellium NV (Netherlands) (Class A Stock)*	718,582	23,037,739
McEwen Mining, Inc.*(a)	3,230,883	9,304,943
Reliance Steel & Aluminum Co.	575,460	42,417,156

		74,759,838

Oil, Gas & Consumable Fuels — 7.7%
Cheniere Energy Partners LP Holdings LLC	503,999	12,519,335
Laredo Petroleum, Inc.*	98,234	3,043,289
PDC Energy, Inc.*	507,858	32,071,233
Rosetta Resources, Inc.*	801,000	43,934,850
SemGroup Corp. (Class A Stock)	588,253	46,383,749
Targa Resources Corp.	355,100	49,561,307
Western Refining, Inc.	676,901	25,417,632
Whiting Petroleum Corp.*	493,759	39,624,160

		252,555,555

Personal Products — 0.4%
Herbalife Ltd.(a)	215,885	13,933,218

Pharmaceuticals — 2.3%
Aratana Therapeutics, Inc.*	1,004,239	15,676,171
Pacira Pharmaceuticals, Inc.*(a)	647,521	59,481,279

		75,157,450

Professional Services — 1.1%
Corporate Executive Board Co. (The)	230,701	15,738,422
Korn/Ferry International*	638,207	18,744,140

		34,482,562

Real Estate Investment Trusts (REITs) — 6.2%
Capstead Mortgage Corp.	1,366,111	17,964,360
Chimera Investment Corp.	5,793,702	18,481,909
Colony Financial, Inc.	1,131,628	26,276,402

Hersha Hospitality Trust	3,972,750	26,657,152
MFA Financial, Inc.	6,887,655	56,547,648
Pebblebrook Hotel Trust	551,078	20,367,843
Starwood Property Trust, Inc.	523,881	12,452,651
Summit Hotel Properties, Inc.	2,383,666	25,266,860

		204,014,825

Road & Rail — 1.3%
Genesee & Wyoming, Inc. (Class A Stock)*	110,923	11,646,915
Heartland Express, Inc.	1,498,720	31,982,685

		43,629,600

Semiconductors & Semiconductor Equipment — 4.6%
Cavium, Inc.*(a)	1,172,895	58,245,966
Hittite Microwave Corp.	316,930	24,704,693
Power Integrations, Inc.	732,440	42,144,598
Semtech Corp.*	983,670	25,722,970

		150,818,227

Software — 2.6%
CommVault Systems, Inc.*(a)	182,830	8,989,751
Fortinet, Inc.*	845,873	21,256,788
Qlik Technologies, Inc.*	688,991	15,584,976
SolarWinds, Inc.*	1,026,575	39,687,390

		85,518,905

Specialty Retail — 3.6%
Chico’s FAS, Inc.	1,431,755	24,282,565
DSW, Inc. (Class A Stock)	1,049,659	29,327,473
Mattress Firm Holding Corp.*(a)	1,018,152	48,616,758
Restoration Hardware Holdings, Inc.*(a)	160,669	14,950,250

		117,177,046

Textiles, Apparel & Luxury Goods — 1.0%
Deckers Outdoor Corp.*(a)	387,067	33,415,494

Wireless Telecommunication Services — 1.0%
SBA Communications Corp. (Class A Stock)*	328,793	33,635,524

TOTAL LONG-TERM INVESTMENTS (cost $2,205,071,693)		3,234,470,530

SHORT-TERM INVESTMENT — 13.4%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $440,810,524; includes $380,474,919 of cash collateral for securities on loan)(b)(c)	440,810,524	440,810,524

TOTAL INVESTMENTS — 112.0% (cost $2,645,882,217)(d)		3,675,281,054
Liabilities in excess of other assets — (12.0)%		(392,663,705)

NET ASSETS — 100.0%		$3,282,617,349

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $371,791,899; cash collateral of $380,474,919 (included with liabilities) was received with which the Fund purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(c)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 —Prudential Core Taxable Money Market Fund.

(d)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$2,661,386,281

Appreciation	1,062,028,421
Depreciation	(48,133,648)

Net Unrealized Appreciation	$1,013,894,773

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of June 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$30,411,514	$—	$—
Airlines	56,396,294	—	—
Auto Components	19,141,240	—	—
Banks	324,289,829	—	—
Biotechnology	61,446,048	—	—
Capital Markets	103,508,676	—	—
Chemicals	22,730,422	—	—
Commercial Services & Supplies	82,205,138	—	—
Construction & Engineering	25,302,237	—	—
Diversified Consumer Services	15,575,145	—	—
Diversified Telecommunication Services	53,619,797	—	—
Electric Utilities	28,510,944	—	—
Electrical Equipment	12,648,927	—	—
Electronic Equipment, Instruments & Components	48,116,772	—	—
Energy Equipment & Services	55,522,309	—	—
Food & Staples Retailing	44,069,211	—	—
Food Products	91,985,968	—	—
Health Care Equipment & Supplies	6,322,345	—	—
Health Care Providers & Services	270,381,833	—	—
Health Care Technology	1,445,142	—	—
Hotels, Restaurants & Leisure	113,157,419	—	—
Insurance	218,561,343	—	—
Internet & Catalog Retail	6,032,480	—	—
Internet Software & Services	46,265,754	—	—
IT Services	131,645,435	—	—
Life Sciences Tools & Services	37,621,975	—	—
Machinery	172,689,292	—	—
Media	35,768,797	—	—
Metals & Mining	74,759,838	—	—
Oil, Gas & Consumable Fuels	252,555,555	—	—
Personal Products	13,933,218	—	—
Pharmaceuticals	75,157,450	—	—
Professional Services	34,482,562	—	—
Real Estate Investment Trusts (REITs)	204,014,825	—	—
Road & Rail	43,629,600	—	—
Semiconductors & Semiconductor Equipment	150,818,227	—	—
Software	85,518,905	—	—
Specialty Retail	117,177,046	—	—
Textiles, Apparel & Luxury Goods	33,415,494	—	—
Wireless Telecommunication Services	33,635,524	—	—
Affiliated Money Market Mutual Fund	440,810,524	—	—

Total	$3,675,281,054	$—	$—

Notes to Schedule of Investments (Unaudited)

Security Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices marked at the official settle are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as

Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Prudential Jennison Small Company Fund, Inc.

By (Signature and Title)*	/s/ Deborah A.Docs
Deborah A. Docs
Secretary of the Fund

Date August 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date August 19, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date August 19, 2014

*	Print the name and title of each signing officer under his or her signature.